Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Nov. 15, 2019 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) Segment Contribution $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Jun. 01, 2021	Mar. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Marketable securities previously impaired owned or sold		$ 0	$ 0	$ 0
Unrecognized tax benefits		$ 34,578,000	26,921,000	$ 25,258,000		$ 28,188,000
Lease agreements for an additional period		49 years
Lease agreements total period		98 years
Number of operating segments | Segment		1
Goodwill impairment		$ 0	0
Long-lived assets impairment loss		$ 0	$ 0
Treasury stock, shares repurchased | shares	280,719	341,413	332,033	280,719
Treasury stock, average price per share | $ / shares	$ 91.00	$ 73.03
Treasury stock, aggregate purchase price		$ 771,406,000	$ 746,472,000
Shares repurchase program expiration date	Dec. 16, 2019
Treasury shares reissued | shares		0	0	0
Royalty-bearing grants earned		$ 561,347,000	$ 548,970,000	$ 644,769,000
Advertising expenses		8,280,000	5,681,000	4,902,000
Shipping and handling costs		268,212,000	252,314,000	245,044,000
Amounts outstanding under borrowing arrangements		0	0
Short-term deposits		$ 47,600,000	0
Taro Canada [Member] | Total Taro Shareholders' Equity [Member]
Significant Accounting Policies [Line Items]
Percentage of ordinary shares owned by majority share holder					100.00%
Taro USA [Member] | Taro Canada [Member]
Significant Accounting Policies [Line Items]
Percentage of ordinary shares owned by majority share holder					100.00%
Number of capital contributions | Contribution		2
Capital contributions, one		$ 265,000,000.0
Capital contributions, two		$ 107,600,000
Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of customers		two
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		41.60%
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		22.60%
Royalty [Member]
Significant Accounting Policies [Line Items]
Royalty-bearing grants earned		$ 0	0	0
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping and handling costs		22,576,000	13,202,000	11,954,000
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Capitalized software cost		20,298,000	17,332,000
Capitalized internal costs		$ 0	0	0
Minimum [Member]
Significant Accounting Policies [Line Items]
Tax benefit percentage		50.00%
Lease period		2018
Acquired intangible assets weighted-average useful life		5 years
Minimum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Minimum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease period		2060
Acquired intangible assets weighted-average useful life		20 years
Weighted average amortization period		20 years
Treasury stock, aggregate purchase price	$ 225,000,000
Maximum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		10 years
Maximum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
ASU 2016-13 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Apr. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect		true
ASU 2016-01 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect		true
ASU 2017-04 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Apr. 01, 2020
ASU 2021-01 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Apr. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect		true
ASU 2019-12 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Apr. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect		true
ASU 2018-14 [Member]
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Apr. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect		true
USD [Member]
Significant Accounting Policies [Line Items]
Percentage of assets and liabilities denominated transactions		90.00%
U.S. [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue		75.00%
Royalty-bearing grants earned		$ 376,677,000	383,829,000	495,673,000
Canada [Member]
Significant Accounting Policies [Line Items]
Percentage of units produced in production plant		80.00%
Royalty-bearing grants earned		$ 130,066,000	$ 110,167,000	$ 97,997,000